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                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                               AIM V.I. VALUE FUND

                (SERIES I SHARES OF AIM VARIABLE INSURANCE FUNDS)

                         Supplement dated July 16, 2001
       to the Prospectus dated May 1, 2001, as supplemented July 2, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.